Ordinary Shares (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Ordinary Shares [Line Items]
Number of founders shares held in class A ordinary shares that may convert into class B ordinary shares	112,744,651
Treasury shares, shares issued	4,224,356	6,454,198
Employee Options [Member]
Ordinary Shares [Line Items]
Treasury shares, shares outstanding	7,241,955
Treasury shares, shares issued	7,241,955
Vested RSAs [Member]
Ordinary Shares [Line Items]
Treasury shares, shares outstanding		5,012,112
Treasury shares, shares issued		5,012,112
Class A Ordinary Shares [Member]
Ordinary Shares [Line Items]
Ordinary shares, shares authorized	4,000,000,000	4,000,000,000
Ordinary shares, shares issued	143,531,581	143,531,581
Ordinary shares, shares outstanding	139,307,224	137,077,382
Ordinary shares. par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, voting rights	one
Number of founders shares held in class A ordinary shares that may convert into class B ordinary shares		112,744,651
Treasury shares, shares outstanding	11,466,312	11,466,312
Class B Ordinary Shares [Member]
Ordinary Shares [Line Items]
Ordinary shares, shares authorized	1,000,000,000	1,000,000,000
Ordinary shares, shares issued
Ordinary shares, shares outstanding
Ordinary shares. par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, voting rights	20
Common Stock [Member]
Ordinary Shares [Line Items]
Ordinary shares. par value (in Dollars per share)	$ 0.0001